Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 57,623	$ 125,157
Trade and other receivables, net (note 4)	528,057	403,426
Fuel and natural gas in storage	95,350	74,209
Supplies and consumables inventory	129,571	103,552
Regulatory assets (note 7)	190,393	158,212
Prepaid expenses	58,653	54,548
Derivative instruments (note 24)	12,270	3,486
Other assets (note 11)	22,564	16,153
Assets, current, total	1,094,481	938,743
Property, plant and equipment, net (note 5)	11,944,885	11,042,446
Intangible assets, net (note 6)	96,683	105,116
Goodwill (note 6)	1,320,579	1,201,244
Regulatory assets (note 7)	1,081,108	1,009,413
Long-term investments (note 8)
Investments carried at fair value	1,344,207	1,848,456
Other long-term investments	462,325	495,826
Derivative instruments (note 24)	71,630	17,136
Deferred income taxes (note 18)	84,416	31,595
Other assets (note 11)	127,299	107,528
Assets	17,627,613	16,797,503
Current liabilities:
Accounts payable	186,080	185,291
Accrued liabilities	555,792	428,733
Dividends payable (note 15)	125,655	114,544
Regulatory liabilities (note 7)	69,865	65,809
Long-term debt (note 9)	423,274	356,397
Other long-term liabilities (note 12)	134,212	167,908
Derivative instruments (note 24)	32,491	38,569
Other liabilities	7,091	7,461
Liabilities, current, total	1,534,460	1,364,712
Long-term debt (note 9)	7,088,743	5,854,978
Regulatory liabilities (note 7)	558,317	510,380
Deferred income taxes (note 18)	565,639	530,187
Derivative instruments (note 24)	137,830	81,676
Pension and other post-employment benefits obligation (note 10)	125,579	238,054
Other long-term liabilities (note 12)	461,230	515,911
Liabilities, noncurrent, total	8,937,338	7,731,186
Redeemable non-controlling interests (note 17)
Redeemable non-controlling interest, held by related party	307,856	306,537
Redeemable non-controlling interests	11,520	12,989
Redeemable non-controlling interests, total	319,376	319,526
Equity:
Preferred shares	184,299	184,299
Common shares (note 13(a))	6,183,943	6,032,792
Additional paid-in capital	9,413	2,007
Deficit	(997,945)	(288,424)
Accumulated other comprehensive loss (“AOCI”) (note 14)	(160,063)	(71,677)
Total equity attributable to shareholders of Algonquin Power & Utilities Corp.	5,219,647	5,858,997
Non-controlling interests (note 17)
Non-controlling interests - tax equity partnership units	1,225,608	1,377,117
Other non-controlling interests	333,362	64,807
Non-controlling interest, held by related party	57,822	81,158
Non-controlling interests, total	1,616,792	1,523,082
Total equity	6,836,439	7,382,079
Commitments and contingencies (note 22)
Liabilities and equity, total	$ 17,627,613	$ 16,797,503